Investment in Aqualung - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Fair value gain reflected in net loss	$ 91	$ 2,990
Fair value investment		5,400
Aqualung Carbon Capture AS
Disclosure of financial assets [line items]
Fair value gain reflected in net loss		$ 3,000